Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 29, 2020
Document Effective Date	Jan. 01, 2021
Prospectus Date	Jan. 01, 2021
Roumell Opportunistic Value Fund | Institutional Class
Prospectus:
Trading Symbol	RAMSX